Shareholder Report, Average Annual Return (Details) B641160_Direxion Daily MSCI Brazil Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily MSCI Brazil Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI Brazil Bull 2X Shares NAV
Average Annual Return, Percent	26.41%	8.43%	(16.40%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MSCI Brazil 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Brazil 25/50 Index
Average Annual Return, Percent	20.25%	11.82%	9.09%